PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 8 - PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,
	2013	2012
At Cost:
Plant and buildings	$4,315,067	$4,236,885
Machinery and equipment	15,455,062	15,160,917
Motor vehicles	323,370	317,512
Office equipment	117,228	113,381
	20,210,727	19,828,695
Less: Accumulated depreciation
Buildings	(1,880,230)	(1,577,757)
Machinery and equipment	(9,482,821)	(8,178,929)
Motor vehicles	(280,778)	(260,263)
Office equipment	(108,777)	(104,159)
	(11,752,606)	(10,121,108)
Property, plant and equipment, net	$8,458,121	$9,707,587

Depreciation expense for the years ended December 31, 2013, 2012 and 2011 was $1,464,144, $1,503,554 and $1,911,923, respectively. As of December 31, 2013 and 2012, a net book value of $940,503 and $1,518,706, respectively, of property were used as collateral for the Company's short-term and long-term bank loans.